Real Estate Investments - Schedule of Business Acquisition Pro Forma Results of Operations (Detail) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended				1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended							9 Months Ended	12 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014 Cherry Creek [Member]	Sep. 30, 2014 Plaza 25 [Member]	Sep. 30, 2014 Lake Vista Pointe [Member]	Apr. 20, 2014 Predecessor [Member]	Sep. 30, 2013 Predecessor [Member]	Apr. 20, 2014 Predecessor [Member]	Sep. 30, 2013 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member] Scenario, Previously Reported [Member]	Dec. 31, 2013 Predecessor [Member] Corporate Parkway [Member]	Dec. 31, 2012 Predecessor [Member] Corporate Parkway [Member]	Dec. 31, 2013 Predecessor [Member] Washington Group Plaza [Member]	Dec. 31, 2012 Predecessor [Member] Washington Group Plaza [Member]	Sep. 30, 2013 Predecessor [Member] Cherry Creek [Member]	Dec. 31, 2013 Predecessor [Member] Cherry Creek [Member]	Dec. 31, 2012 Predecessor [Member] Cherry Creek [Member]	Sep. 30, 2013 Predecessor [Member] Plaza 25 [Member]	Sep. 30, 2013 Predecessor [Member] Lake Vista Pointe [Member]
Business Acquisition [Line Items]
Total revenues as reported by City Office REIT, Inc. and Predecessor	$ 9,998,420	$ 16,610,381	$ 26,374,089				$ 1,781,247	$ 6,832,376	$ 9,763,708	$ 14,625,527	$ 20,490,578	$ 11,516,458		$ 2,009,568		$ 5,145,114			$ 6,710,132	$ 6,661,188
Proforma total revenues			29,926,141		1,672,163	1,879,889				25,368,555	25,477,615	23,513,005		1,130,919	3,013,034	3,856,118	8,983,513	5,186,771			2,964,289	2,591,968
Total operating income as reported by the City Office REIT, Inc. and Predecessor	595,446	858,337	2,099,972	2,099,972			351,536	1,736,182	1,241,635	2,108,319	2,771,005	1,298,429						2,108,319
Property acquisition costs	(401,200)	(745,003)	(1,551,347)	1,551,347					(806,344)	(1,479,292)	(1,479,292)	(212,765)	(1,479,292)					(1,551,347)
Proforma operating income			$ 3,849,436		$ (91,120)	$ 289,237				$ 1,320,948	$ 3,824,010	$ 738,904		$ 211,499	$ 587,805	$ 841,506	$ 331,962	$ 527,261			$ (161,531)	$ 398,246